Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Operating lease costs	$ 10,634	$ 11,469	$ 21,414	$ 22,668
Sublease income	(506)	(851)	(885)	(1,619)
Net lease costs	$ 10,128	$ 10,618	$ 20,529	$ 21,049